LATEEF FUND
                                       OF
                                FUNDVANTAGE TRUST

                        Supplement dated December 4, 2007

          To Class A, C and I Shares Prospectus dated September 6, 2007

--------------------------------------------------------------------------------

With respect to sales of Class A Shares of the Lateef Fund during the period September 6, 2007 through December 31, 2007, the front-end sales charges and related dealer concessions shown in the table below apply. After December 31, 2007, the table shown on page 10 of the prospectus under the heading "CLASS A SHARES - Front End Sales Charge" will take effect.

CLASS A SHARES -
FRONT-END SALES CHARGE
==========================================================================================================
                                   Sales Charge as a       Sales Charge as a      Dealer Concession as a
                                     Percentage of         Percentage of Net          Percentage of
Amount of Single Transaction        Offering Price          Amount Invested           Offering Price
----------------------------------------------------------------------------------------------------------
Less than $25,000                        5.00%                   5.26%                    4.75%
----------------------------------------------------------------------------------------------------------
$25,000 but less than $50,000            4.50%                   4.71%                    4.25%
----------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000           4.00%                   4.17%                    3.75%
----------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000          3.50%                   3.63%                    3.25%
----------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000          2.50%                   2.56%                    2.25%
----------------------------------------------------------------------------------------------------------
$500,000 but less than $750,000          2.00%                   2.04%                    1.75%
----------------------------------------------------------------------------------------------------------
$750,000 but less than $1 million        1.50%                   1.52%                    1.25%
----------------------------------------------------------------------------------------------------------
$1,000,000 or more                       0.00%                   0.00%                    0.00%
----------------------------------------------------------------------------------------------------------


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE